Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Revenues:
Subscription and support		$ 6,205,599	$ 5,013,764	$ 3,824,542
Professional services and other		461,617	359,822	246,461
Total revenues		6,667,216	5,373,586	4,071,003
Cost of revenues:
Subscription and support	[1],[2]	1,188,967	924,638	711,880
Professional services and other	[1],[2]	465,581	364,632	256,548
Total cost of revenues	[1],[2]	1,654,548	1,289,270	968,428
Gross profit		5,012,668	4,084,316	3,102,575
Operating expenses:
Research and development	[1],[2]	946,300	792,917	623,798
Marketing and sales	[1],[2]	3,239,824	2,757,096	2,168,132
General and administrative	[1],[2]	748,238	679,936	596,719
Operating lease termination resulting from purchase of 50 Fremont	[1],[2]	(36,617)	0	0
Total operating expenses	[1],[2]	4,897,745	4,229,949	3,388,649
Income (loss) from operations		114,923	(145,633)	(286,074)
Investment income		15,341	10,038	10,218
Interest expense		(72,485)	(73,237)	(77,211)
Other expense	[1],[3]	(15,292)	(19,878)	(4,868)
Gain on sales of land and building improvements		21,792	15,625	0
Income (loss) before benefit from (provision for) income taxes		64,279	(213,085)	(357,935)
Benefit from (provision for) income taxes		(111,705)	(49,603)	125,760
Net loss		$ (47,426)	$ (262,688)	$ (232,175)
Basic net loss per share (in dollars per share)		$ (0.07)	$ (0.42)	$ (0.39)
Diluted net loss per share (in dollars per share)		$ (0.07)	$ (0.42)	$ (0.39)
Shares used in computing basic net loss per share (in shares)		661,647	624,148	597,613
Shares used in computing diluted net loss per share (in shares)		661,647	624,148	597,613

[1]	Amounts include amortization of purchased intangibles from business combinations, as follows: Fiscal Year Ended January 31, 2016 2015 2014Cost of revenues $80,918 $90,300 $109,356Marketing and sales 77,152 64,673 37,179Other non-operating expense 3,636 0 0
[2]	Amounts include stock-based expenses, as follows: Fiscal Year Ended January 31, 2016 2015 2014Cost of revenues $69,443 $53,812 $45,608Research and development 129,434 121,193 107,420Marketing and sales 289,152 286,410 258,571General and administrative 105,599 103,350 91,681
[3]	Amount includes approximately $10.3 million loss on conversions of our convertible 0.75% senior notes due January 2015 recognized during fiscal 2015.